DECHERT PRICE & RHOADS
                               1500 K STREET, N.W.
                                    SUITE 500
                             WASHINGTON, D.C. 20005




                                January 17, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      PIMCO Funds
                           (File No. 33-12113)

Dear Sirs:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by PIMCO Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

         1. the form of Statement of Additional Information dated January 14, 1997 relating to the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

         2. the form of Prospectus dated January 14, 1997 relating to the Class A, Class B, and Class C shares of each Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement; and

         3. the text of the Trust's most recent amendment to its registration statement has been filed electronically.

         No fees are required in connection with this filing. Please contact the undersigned at (202) 626-3386 with any questions or comments regarding this matter.

                                   Sincerely,



                                   /s/Keith T. Robinson